Stockholders’ Equity (Deficit) (Details 1) - Warrant [Member]	12 Months Ended
	Dec. 31, 2020 $ / shares shares	Dec. 31, 2019 EUR (€) $ / shares shares	Dec. 31, 2020 EUR (€) shares
Class of Warrant or Right [Line Items]
Number of Options, balance beginning | shares	2,225,000
Weighted Average Exercise Price, balance beginning | $ / shares	$ 0.20
Number of Options, Granted | shares		2,225,000
Weighted Average Exercise Price, Granted | $ / shares		$ 0.20
Number of Options, Forfeited | shares	(2,225,000)
Weighted Average Exercise Price, Forfeited | $ / shares	$ 0.20
Number of Options, balance ending | shares		2,225,000
Weighted Average Exercise Price, balance ending | $ / shares		$ 0.20
Weighted Average Remaining Contractual Term (Years), balance ending		4 years 292 days
Aggregate Intrinsic Value, balance ending | €		$ 333,750
Number of Options, Exercisable | shares
Weighted Average Exercise Price, Exercisable | $ / shares
Aggregate Intrinsic Value, Exercisable | €